OTHER RESERVES (Tables)	6 Months Ended
Sep. 30, 2025
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE OF THE IPO WARRANTS

	Pre-Stock Bonus		Post-Stock Bonus
Tranche	Number of Warrants	Exercise Price (per share)	Number of Warrants	Exercise Price (per share)	Expiration Date	Duration from January 23, 2025
1	2,250,000	$5.13	N/A	N/A	July 23, 2025	6 months
2	2,250,000	$6.15	18,000,000	$0.77	October 23, 2025	9 months
3	2,250,000	$7.18	18,000,000	$0.09	January 23, 2026	12 months
4	2,250,000	$8.20	18,000,000	$1.03	April 23, 2026	15 months
5	2,250,000	$10.25	18,000,000	$1.28	July 23, 2026	18 months
6	2,250,000	$12.30	18,000,000	$1.54	January 23, 2027	24 months

*	Tranche 1 of the IPO Warrants were exercised before the Stock Bonus.

Private Warrants [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE OF PRIVATE WARRANTS
Grant date	May 28, 2024
Time to expiry (year)	3.00
Spot price (pre-recapitalization)	$2,252
Risk-free rate	4.75%
Dividend yield	0.00%
Volatility	41.33%

Initial public offering [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE OF IPO WARRANTS

Tranche	1	2	3	4	5	6
Time to expiry (year)	0.50	0.75	1.00	1.25	1.50	2.00
Closing spot price on January 23, 2025	$12.75	$12.75	$12.75	$12.75	$12.75	$12.75
Risk-free rate	4.27%	4.23%	4.18%	4.21%	4.23%	4.29%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	30.66%	32.79%	33.25%	32.83%	32.81%	33.05%